Interest and Finance Costs	12 Months Ended
Dec. 31, 2014
Interest and Finance Costs [Abstract]
Interest and Finance Costs
15. Interest and Finance Costs:
The amounts in the accompanying consolidated statements of operations are analyzed as follows:

	Year ended December 31,
	2012	2013	2014
Interest incurred on long-term debt	$205,070	$251,596	$317,445
Amortization and write-off of financing fees	17,565	46,006	50,551
Amortization of convertible notes discount	38,855	43,769	45,261
Amortization of share lending agreement-note issuance costs	2,983	2,974	2,733
Commissions, commitment fees and other financial expenses	4,622	57,498	34,256
Capitalized interest	(58,967)	(69,714)	(39,225)
Total	$210,128	$332,129	$411,021